Segmental analysis - Operating profit or (loss) before tax (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Segmental analysis
Net interest income	£ 9,842	£ 7,535	[1]	£ 7,389	[1]
Net fees and commissions	2,292	2,120		1,982
Other non-interest income	1,022	774		1,032
Total income	13,156	10,429	[1]	10,403	[1]
Depreciation and amortisation	(833)	(923)	[1]	(913)	[1]
Operating expenses				(6,945)
Other operating expenses	(6,854)	(6,835)
Impairment (losses)/releases	(337)	1,173	[1]	(3,098)	[1]
Operating (loss)/profit before tax	5,132	3,844	[1]	(553)	[1]
Retail Banking
Segmental analysis
Net interest income	5,224	4,074		3,868
Net fees and commissions	422	377		379
Other non-interest income		(6)		(66)
Total income	5,646	4,445		4,181
Depreciation and amortisation		(85)
Operating expenses				(2,540)
Other operating expenses	(2,593)	(2,428)
Impairment (losses)/releases	(229)	36		(792)
Operating (loss)/profit before tax	2,824	1,968		849
Private Banking
Segmental analysis
Net interest income	777	480		489
Net fees and commissions	250	258		257
Other non-interest income	29	78		17
Total income	1,056	816		763
Depreciation and amortisation				(8)
Operating expenses				(447)
Other operating expenses	(622)	(520)
Impairment (losses)/releases	2	54		(100)
Operating (loss)/profit before tax	436	350		208
Commercial & Institutional
Segmental analysis
Net interest income	4,171	2,974		3,054
Net fees and commissions	1,580	1,440		1,303
Other non-interest income	662	424		1,221
Total income	6,413	4,838		5,578
Depreciation and amortisation	(161)	(173)		(182)
Operating expenses				(3,849)
Other operating expenses	(3,583)	(3,584)
Impairment (losses)/releases	(122)	1,160		(2,074)
Operating (loss)/profit before tax	2,547	2,241		(527)
Central Items and other
Segmental analysis
Net interest income	(330)	7		(22)
Net fees and commissions	40	45		43
Other non-interest income	331	278		(140)
Total income	41	330		(119)
Depreciation and amortisation	(672)	(665)		(723)
Operating expenses				(109)
Other operating expenses	(56)	(303)
Impairment (losses)/releases	12	(77)		(132)
Operating (loss)/profit before tax	£ (675)	£ (715)		£ (1,083)

[1]	Comparative results have been re-presented from those previously published to reclassify certain items as discontinued operations as described in Note 8 to the consolidated financial statements.